Related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control, with the Company.
Key management personnel comprised of six Executive Officers and Directors and six Non-Executive Directors for the year ended December 31, 2024. Key management personnel comprised of six Executive Officers and Directors and seven Non-Executive Directors for the year ended December 31, 2023. Key management personnel comprised of six Executive Officers and Directors and seven Non-Executive Directors for the year ended December 31, 2022.
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2024	2023	2022
Salaries and other short-term employee benefits	$4,206	$4,234	$3,782
Pension costs	253	228	196
Share-based compensation expense	12,327	10,597	8,936
Total	$16,786	$15,059	$12,914